Segment information - Analysis of revenue by product (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Revenue	£ 11,030	£ 11,233	£ 11,302
Oral Health
Disclosure of products and services [line items]
Revenue	3,461	3,312	3,136
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	1,685	1,696	1,640
Pain Relief
Disclosure of products and services [line items]
Revenue	2,564	2,564	2,652
Respiratory Health
Disclosure of products and services [line items]
Revenue	1,873	2,122	2,244
Digestive Health
Disclosure of products and services [line items]
Revenue	987	1,029	1,012
Therapeutic Skin Health and Other
Disclosure of products and services [line items]
Revenue	£ 460	£ 510	£ 618